Noncontrolling Interests (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Temporary Equity [Abstract]
Termination dates of mandatorily redeemable noncontrolling interests	2085 to 2107
Settlement value of mandatorily redeemable noncontrolling interests	$ 186.4
Carrying value of mandatorily redeemable noncontrolling interests	$ 72.0